Long-Term Investments, Net - Schedule of Long-Term Investments (Details) - USD ($)		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Marketable equity securities:
Long term investment balance				$ 25,723,869		$ 34,589,767
Net carrying value		$ 30,499,038		$ 25,724,464		$ 37,033,360
Investment C [Member]
Marketable equity securities:
Ownership interest		0.00%	[1]	0.00%	[1]	0.46%	[2]
Long term investment balance	[2]			$ 595		$ 2,443,593
Investment A [Member]
Marketable equity securities:
Ownership interest		8.37%		8.37%		8.37%
Long term investment balance				$ 5,826,703		$ 5,717,678
Investment B [Member]
Marketable equity securities:
Ownership interest		3.63%		3.63%		3.63%
Long term investment balance				$ 342,000		$ 513,000
Investment D [Member]
Marketable equity securities:
Ownership interest		4.47%		4.47%	[3]	4.92%	[3]
Long term investment balance	[3]			$ 16,880,384		$ 16,030,943
Investment E [Member]
Marketable equity securities:
Ownership interest		4.00%		4.00%		4.00%
Long term investment balance				$ 522,531		$ 522,557
Investment F [Member]
Marketable equity securities:
Ownership interest				4.00%		4.00%
Long term investment balance				$ 2,152,251		$ 11,805,589

[1]	Less than 0.001%
[2]	Less than 0.001%
[3]	Decrease in percentage due to share dilution